Income taxes - Reconciliation of income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Applicable tax rate	31.00%	31.00%
Income tax expense (recovery) based on combined federal and provincial tax rates of 31% (June 30, 2017 - 31%)	$ (25,391)	$ (1,664)
Share-based compensation	7	915
Non-taxable portion of capital gain	(4,768)	(1,024)
Tax rate differential	10,536	3,675
Non-controlling interest	(5,946)	(2,223)
Tax rate change on opening balance	0	2,120
Derecognition of Deferred Tax Assets	21,743	0
Other	113	(308)
(Recovery of) provision for income taxes	$ (3,706)	$ 1,491